Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
JOINT ARRANGEMENTS
Schedule of joint operations

Material Joint Operations	Principal Activity	Country of Incorporation and Principal Place of Business	Ownership % 2017	Ownership % 2016

Oil Sands

Operated by Suncor:

Fort Hills Energy Limited Partnership	Oil sands development	Canada	53.06	50.80

Non-operated:

Syncrude	Oil sands development	Canada	53.74	53.74

Exploration and Production

Operated by Suncor:

Terra Nova	Oil and gas production	Canada	37.68	37.68

Non-operated:

White Rose and the White Rose Extensions	Oil and gas production	Canada	26.13-27.50	26.13-27.50

Hibernia and the Hibernia South Extension Unit	Oil and gas production	Canada	19.19-20.00	19.13-20.00

Hebron	Oil and gas production	Canada	21.03	21.03

Harouge Oil Operations	Oil and gas production	Libya	49.00	49.00

Buzzard	Oil and gas production	United Kingdom	29.89	29.89

Golden Eagle Area Development	Oil and gas production	United Kingdom	26.69	26.69

North Sea Rosebank Project	Oil and gas production	United Kingdom	30.00	30.00

Oda	Oil and gas production	Norway	30.00	30.00

Schedule of joint ventures and associates

	Joint ventures		Associates

($ millions)	2017	2016	2017	2016

Net earnings (loss)	1	1	(3)	(3)

Other comprehensive income	—	—	—	—

Total comprehensive income (loss)	1	1	(3)	(3)

Carrying amount as at December 31	51	45	89	93